Debt - Schedule of Long-Term Loans (Details) (Parenthetical)												1 Months Ended
		Dec. 21, 2021 USD ($)	Dec. 21, 2021 CNY (¥)	Jun. 21, 2021 USD ($)	Jun. 21, 2021 CNY (¥)	Dec. 15, 2020 USD ($)	Oct. 22, 2020 USD ($)	Apr. 16, 2020 USD ($)	Jan. 19, 2020 USD ($)	Jun. 26, 2017 USD ($)	Feb. 14, 2017 USD ($)	Mar. 31, 2021 USD ($)	Aug. 05, 2021 USD ($)	Aug. 05, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 15, 2020 CNY (¥)	Dec. 10, 2020 USD ($)	Dec. 10, 2020 CNY (¥)	Oct. 22, 2020 CNY (¥)	Sep. 30, 2020 USD ($)		Apr. 16, 2020 CNY (¥)	Jan. 19, 2020 CNY (¥)	Jun. 26, 2017 CNY (¥)	Feb. 14, 2017 CNY (¥)
Long term borrowings												$ 4,424,708								$ 3,709,597
Xi'an Investment Holding Co., Ltd. [Member]
Long term borrowings	[1]											2,242,050								2,204,812
Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member]
Long term borrowings	[2]											1,220,163								1,175,900
WeBank Co., Ltd. [Member]
Long term borrowings	[3]											230,397								34,910
Huaxia Bank [Member]
Long term borrowings								$ 30,504				$ 274,537 [4]								293,975	[4]
Debt maturity date, description								As working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023				March 21, 2022
Interest rate								6.60%														6.60%
Debt maturity date								Apr. 16, 2023
Debt, repayment								$ 30,504
Outstanding balance												$ 274,537
Huaxia Bank [Member] | RMB [Member]
Long term borrowings | ¥															¥ 30,504							¥ 2,000,000
Debt, repayment								$ 200,000
Outstanding balance												1,800,000
Qishang Bank [Member]
Long term borrowings	[5]											457,561
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member]
Long term borrowings											$ 2,300,000	$ 762,602
Debt maturity date, description											As working capital for three years.
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Mature on February 13, 2020 [Member]
Loans payable											$ 800,000
Debt maturity date											Feb. 13, 2020
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Mature on December 12, 2020 [Member]
Loans payable											$ 1,500,000
Debt maturity date											Dec. 12, 2022
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Minimum [Member]
Interest rate											2.00%														2.00%
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Maximum [Member]
Interest rate											4.00%														4.00%
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | RMB [Member]
Long term borrowings | ¥															5,000,000										¥ 15,000,000
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | RMB [Member] | Mature on February 13, 2020 [Member]
Loans payable | ¥																									5,000,000
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | RMB [Member] | Mature on December 12, 2020 [Member]
Loans payable | ¥																									¥ 10,000,000
Loan Agreement [Member] | Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member]
Long term borrowings										$ 1,200,000
Debt maturity date, description										As working capital for three years, with maturity date on June 25, 2020.		As of March 31, 2021, this loan was reclassified as current portion of long-term loans. The Company has negotiated with the Lender to extend the loan repayment date for additional 18 months to December 25, 2021 in accordance with a COVID-19 relief notice issued by local government, with interest rate increases to 4.75% from June 26, 2020 to June 25, 2021, and to 5.225% from June 26, 2021 to December 25, 2021
Interest rate										3.80%														3.80%
Debt maturity date										Jun. 25, 2020
Loan Agreement [Member] | Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member] | RMB [Member]
Long term borrowings | ¥																								¥ 8,000,000
Loan Agreement [Member] | WeBank Co., Ltd. [Member]
Long term borrowings							$ 67,617		$ 24,785			$ 152,738
Debt maturity date, description							October 12, 2022		As working capital for 27 months, with maturity date on April 12, 2022
Interest rate									18.00%														18.00%
Debt maturity date									Apr. 12, 2022
Loan Agreement [Member] | WeBank Co., Ltd. [Member] | RMB [Member]
Long term borrowings | ¥															1,001,429				¥ 443,333				¥ 162,500
Loan Agreement [Member] | Qishang Bank [Member]
Long term borrowings						$ 457,561						$ 152,520	$ 10,000,000				$ 1,900,000
Debt maturity date, description						As working capital for three years, with maturity date on December 13, 2023 and interest rate of 6.65% per annum.
Interest rate						6.65%										6.65%
Loan Agreement [Member] | Qishang Bank [Member] | Subsequent Event [Member]
Debt, repayment		$ 76,260		$ 76,260
Loan Agreement [Member] | Qishang Bank [Member] | RMB [Member]
Long term borrowings | ¥														¥ 1,500,000	¥ 1,000,000	¥ 3,000,000		¥ 13,000,000
Loan Agreement [Member] | Qishang Bank [Member] | RMB [Member] | Subsequent Event [Member]
Debt, repayment | ¥			¥ 500,000		¥ 500,000
Loan Agreement Two [Member] | WeBank Co., Ltd. [Member]
Long term borrowings							$ 137,995
Interest rate							14.40%												14.40%
Loan Agreement Two [Member] | WeBank Co., Ltd. [Member] | RMB [Member]
Long term borrowings | ¥																			¥ 904,762

[1]	On February 14, 2017 and on December 13, 2017, the Company's VIE, Xi'an App-Chem entered into loan agreements with third-party Xi'an Investment Holdings Co., Ltd. (the “Lender”), to borrow an aggregate of RMB 15.0 million (approximately $2.3 million) as working capital for three years, with interest rate ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB 5.0 million (equivalent to US$0.8 million) matured on February 13, 2020 and RMB 10.0 million (approximately $1.5 million) matured on December 12, 2020. The Company did not make the loan repayment upon maturities. In accordance with a COVID-19 relief notice issued by local government, for RMB 5 million matured on February 13, 2020, the loan payment term has been extended to February 12, 2022, and for RMB 10 million matured on December 12, 2020, the payment term has been extended to December 12, 2022. Loan interest rates remain unchanged. As of March 31, 2021, RMB 5 million (equivalent to US$762,602) was reclassified as current portion of long-term loans. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem and his personal bank savings as collateral to safeguard these loans.
[2]	On June 26, 2017, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with third-party Xi'an High-tech Emerging Industries Investment Fund Partnership (the "Lender") to borrow RMB 8.0 million (approximately $1.2 million) as working capital for three years, with maturity date on June 25, 2020 and an interest rate of 3.8% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem as collateral to safeguard this loan. The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. As of March 31, 2021, this loan was reclassified as current portion of long-term loans. The Company has negotiated with the Lender to extend the loan repayment date for additional 18 months to December 25, 2021 in accordance with a COVID-19 relief notice issued by local government, with interest rate increases to 4.75% from June 26, 2020 to June 25, 2021, and to 5.225% from June 26, 2021 to December 25, 2021.
[3]	On January 19, 2020, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 162,500 (equivalent to US$24,785) as working capital for 27 months, with maturity date on April 12, 2022 and interest rate of 18.0% per annum. On October 22, 2020, the Company’s VIE, Xi’an App-Chem, entered into two loan agreements with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 443,333 (equivalent to US$67,617) and RMB 904,762 (equivalent to US$137,995) as working capital for two years, with maturity date on October 12, 2022 and interest rate of 14.4% per annum. Loans from Shenzhen Qianhai WeBank Co., Ltd, in the amount of RMB 1,001,429 (equivalent to US$152,738) was reclassified as current portion of long-term loans as of March 31, 2021.
[4]	As disclosed in (5) above, on April 16, 2020, the Company borrowed RMB 2.0 million (equivalent to US$305,041) out of a line of credit from Huaxia Bank as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023. The Company repaid RMB 200,000 (equivalent to US$30,504) before March 31, 2021 and the outstanding loan balance as of March 31, 2021 was RMB 1.8 million (equivalent to US$274,537). According to the payment term, $30,504 (RMB 0.2 million (equivalent to US$30,504) is required to be repaid before March 21, 2022 and the remaining balance will be paid upon maturity. Accordingly, as of March 31, 2021, RMB 0.2 million (equivalent to US$30,504) was reclassified as current portion of long-term loans.
[5]	On December 10, 2020, the Company's VIE, Xi'an App-Chem, obtained an approval of line of credit from Qishang Bank Co., Ltd. ("Qishang Bank") for a maximum of RMB 13 million (approximately $1.9 million) loans as working capital. On December 15, 2020, the Company borrowed RMB 3.0 million (equivalent to US$457,561) as working capital for three years, with maturity date on December 13, 2023 and interest rate of 6.65% per annum. The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. In addition, the Company's controlling shareholder, Mr. Yongwei Hu and his wife Ms.Jing Liu, also pledged their personal residence properties as collateral to safeguard this loan. According to the payment term, the Company is required to repay RMB 0.5 million (equivalent to US$76,260) on June 21, 2021 and December 21, 2021, respectively, with the remaining balance to be paid upon maturity. Accordingly, as of March 31, 2021, RMB 1.0 million (equivalent to US$152,520) was reclassified as current portion of long-term loans. As of the date of this filing, the Company had the availability to borrow additional approximately $1.5 million (RMB 10.0 million) from Qishang Bank before December 9, 2023.